Term Loan and Revolving Credit Facility (Tables) - Orbitz	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Schedule of Maturities of Long-term Debt
The table below shows the aggregate maturities of the Term Loan over the remaining term of the Credit Agreement, excluding any mandatory prepayments from excess cash flow that could be required under the Term Loan in future periods.

Year	(in thousands)
2015	—
2016	—
2017	—
2018	—
2019	4,349
Thereafter	425,250
Total	$429,599

The table below shows the aggregate maturities of the Term Loans over the remaining term of the Amended Credit Agreement, excluding any mandatory prepayments that could be required under the Term Loan beyond the first quarter of 2015. The potential amount of prepayment from excess cash flow that will be required beyond the first quarter of 2015 is not reasonably estimable as of December 31, 2014.

Year	(in thousands)
2015	$25,871
2016	—
2017	—
2018	—
2019	—
Thereafter	421,879
Total	$447,750

Schedule of Long-term Debt Instruments
The change in the Term Loan during the six months ended June 30, 2015 was as follows:

Amount
(in thousands)
Balance at January 1, 2015 (current and non-current)	$447,750
Prepayment from excess cash flow (1)	(18,151)
Balance at June 30, 2015 (current and non-current)	$429,599

(1) Some lenders exercised the right to reject their pro rata share of the prepayment.

The changes in term loans during the year ended December 31, 2014 were as follows:

Amount
(in thousands)
Balance at January 1, 2014 (current and non-current)	$443,250
Scheduled principal payments of the term loan under the Credit Agreement	(3,375)
Repayment of term loan under the Credit Agreement	(439,875)
Balance per Credit Agreement	$—

Proceeds from issuance of Term Loan pursuant to the Second Amendment	$450,000
Scheduled principal payments of Term Loan	(2,250)
Balance at December 31, 2014 (current and non-current)	$447,750